Income Taxes (Unrecognized Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 19	$ 18
Increases due to tax positions related to current year	0	1
Increases due to tax positions related to a prior year	8	0
Decreases due to tax positions related to a prior year	(1)	0
Balance, December 31	$ 26	$ 19